November 2004

Report to Fellow Shareholders:

For the first six months of the fiscal year ending March 31, 2005, Nicholas Equity Income Fund produced a return of 3.53%. This compares with a nearly flat S&P 500 Index for the same period. As of September 30, 2004, year-to-date results were as follows: Nicholas Equity Income Fund 10.26%, S&P 500 1.51%. We are also pleased to inform shareholders that the Fund had a 30-day yield of 1.94% producing a cash return greater than the S&P 500.

Returns for Nicholas Equity Income Fund, Inc. and selected indices are provided in the chart below for the periods ended September 30, 2004.

		Average Annual Total Return
	6 Month	1 Year	3 Year	5 Year	10 Year
Nicholas Equity Income Fund, Inc.	3.53%	22.51%	7.78%	4.74%	6.40%
Standard & Poor’s 500 Index	(0.18)%	13.86%	4.04%	(1.31)%	11.08%
Consumer Price Index	1.34%	2.49%	2.13%	2.48%	2.42%
Ending value of $10,000 invested in Nicholas Equity Income Fund, Inc. (Distributions Reinvested)	$10,353	$12,251	$12,522	$12,607	$18,596

Assumes reinvestment of all dividends and distributions. Past performance is no guarantee of future results. Investment returns, principal value and yield will fluctuate, so that you may have a gain or loss when you sell your shares. Performance data current to the most recent month-end, which may be higher or lower than that cited, is available at www.nicholasfunds.com/returns.htm

At September 30, 2004, the Fund held 44 stocks and 5% cash. All the stocks pay dividends and most have raised their dividends periodically as their earnings improve. The Fund’s top five holdings are: Kayne Anderson MLP, Pentair, Inc., Crosstex Energy, Inc., SUPERVALU INC. and Plum Creek Timber Company. In terms of industries, the Fund has 19% in financials, 17% in consumer staples, 15% in consumer discretionary, 13% in energy, 13% in industrials and 9% in health care.

Economically, it’s steady as you go. There appears to be some slowdown in the economic recovery, but nothing to indicate a serious problem. Interest rates are extremely low by historical standards, and core inflation seems under control. Energy prices are a near-term worry. Corporate profits continued to improve through the third quarter of this year.

As we warned last May in our 2004 Annual Report, making money in stocks will be difficult going forward. Some stocks are overpriced; some stocks are underpriced. It is our challenge to find the latter – good, sound companies at attractive prices.

Please visit our expanded website, www.nicholasfunds.com for account access and fund information. Thank you for your continued interest in the Fund.

Thank you for your support.

Sincerely,

Albert O. Nicholas David O. Nicholas

Co-Portfolio Manager Co-Portfolio Manager

Financial Highlights
For a share outstanding throughout each period
---------------------------------------------------------------------------------------------------------------
                                               Six Months                   Year Ended March 31,
                                            Ended 09/30/2004    -----------------------------------------------
                                              (unaudited)        2004      2003      2002      2001      2000
                                            ----------------    ------    ------    ------    -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD ......     $12.45          $ 9.02    $12.66    $11.20     $11.10    $12.32
   INCOME (LOSS) FROM
    INVESTMENT OPERATIONS
   Net investment income ..................        .11             .16       .18       .18        .23       .40
   Net gain (loss) on securities
    (realized and unrealized) .............        .33            3.42     (3.63)     1.45        .07      (.94)
                                                ------          ------    ------    ------     ------    ------
      Total from investment operations ....        .44            3.58     (3.45)     1.63        .30      (.54)
                                                ------          ------    ------    ------     ------    ------
   LESS DISTRIBUTIONS
   From net investment income .............       (.10)           (.15)     (.19)     (.17)      (.20)     (.44)
   From net capital gain ..................         --              --        --        --         --        --
   In excess of book realized gain ........         --              --        --        --         --      (.24)
                                                ------          ------    ------    ------     ------    ------
      Total distributions .................       (.10)           (.15)     (.19)     (.17)      (.20)     (.68)
                                                ------          ------    ------    ------     ------    ------
NET ASSET VALUE, END OF PERIOD ............     $12.79          $12.45    $ 9.02    $12.66     $11.20    $11.10
                                                ------          ------    ------    ------     ------    ------
                                                ------          ------    ------    ------     ------    ------
TOTAL RETURN ..............................      3.53%(1)       39.93%  (27.42)%    14.72%      2.74%   (4.20)%
SUPPLEMENTAL DATA:
Net assets, end of period (millions) ......      $24.2           $21.7     $15.7     $19.4      $17.6     $18.3
Ratio of expenses to
 average net assets (3) ...................       .90%(2)         .90%      .90%      .90%       .90%      .90%
Ratio of net investment income
 to average net assets (3) ................      1.80%(2)        1.48%     1.74%     1.52%      2.06%     3.30%
Portfolio turnover rate ...................     45.99%(2)       42.73%    57.15%    49.10%     52.38%    79.34%
Absent reimbursement of
 expenses by Adviser -
Ratio of expenses to
 average net assets .......................      1.33%(2)        1.15%     1.16%     1.25%      1.23%     1.18%
Ratio of net investment income to
 average net assets .......................      1.37%(2)        1.23%     1.48%     1.17%      1.73%     3.02%
(1) Not annualized.
(2) Annualized.
(3) Net of reimbursement by Adviser.
           The accompanying notes to financial statements are an integral part of these highlights.
---------------------------------------------------------------------------------------------------------------
Top Ten Portfolio Holdings
September 30, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------
                                                                   Percentage
     Name                                                        of Net Assets
     ----                                                        -------------
     Kayne Anderson MLP Investment Company .....................     4.18%
     Pentair, Inc. .............................................     3.75%
     Crosstex Energy, Inc. .....................................     3.55%
     SUPERVALU INC. ............................................     3.19%
     Plum Creek Timber Company, Inc. ...........................     3.18%
     Montpelier Re Holdings Ltd. ...............................     3.03%
     Pier 1 Imports, Inc. ......................................     2.99%
     Bandag, Incorporated ......................................     2.90%
     UST Inc. ..................................................     2.83%
     ServiceMaster Company (The) ...............................     2.76%
                                                                    ------
     Total of top ten ..........................................    32.36%
                                                                    ------
                                                                    ------

-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
September 30, 2004 (unaudited)
-------------------------------------------------------------------------------
     PIE CHART PLOT POINTS
     Consumer Discretionary ....................................    14.50%
     Consumer Staples ..........................................    16.98%
     Energy ....................................................    12.70%
     Financials ................................................    18.92%
     Health Care ...............................................     9.11%
     Industrials ...............................................    13.39%
     Materials .................................................     5.39%
     Utilities .................................................     4.30%
     Short-Term Investments ....................................     4.71%

-------------------------------------------------------------------------------
Fund Expenses (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the report period and held for the entire report period.
The first line of the table provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses
Paid During Period" to estimate the expenses you paid on your account during this period.
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
                      Beginning         Ending
                       Account          Account          Expenses
                        Value            Value          Paid During
                      03/31/04          09/30/04          Period*
     --------------------------------------------------------------
     Actual            $1,000            $1,035            $4.59
     Hypothetical       1,000             1,041             4.60

     * Expenses are equal to the Fund's annualized expense ratio 0.90%, multiplied by the average account value over the period, multiplied by 183/365.

Schedule of Investments
September 30, 2004 (unaudited)
-------------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                                     Value
-----------                                              ------------
COMMON STOCKS - 91.35%
             Consumer Discretionary-
              Auto & Components - 5.24%
    16,000   Bandag, Incorporated                        $   700,800
    10,000   Johnson Controls, Inc.                          568,100
                                                         -----------
                                                           1,268,900
                                                         -----------
             Consumer Discretionary-
              Consumer Durables & Apparel - 4.41%
     7,000   Fortune Brands, Inc.                            518,630
    14,800   Weyco Group, Inc.                               547,600
                                                         -----------
                                                           1,066,230
                                                         -----------
             Consumer Discretionary-Retail - 4.89%
    12,000   Genuine Parts Company                           460,560
    40,000   Pier 1 Imports, Inc.                            723,200
                                                         -----------
                                                           1,183,760
                                                         -----------
             Consumer Staples-
              Food, Beverage & Tobacco - 11.09%
    15,000   ConAgra Foods, Inc.                             385,650
    10,000   General Mills, Inc.                             449,000
     8,176   J.M. Smucker Company (The)                      363,096
    12,000   Lancaster Colony Corporation                    505,980
    13,000   Sara Lee Corporation                            297,180
    17,000   UST Inc.                                        684,420
                                                         -----------
                                                           2,685,326
                                                         -----------
             Consumer Staples-
              Food & Staple Retail - 4.58%
    28,000   Ingles Markets, Incorporated                    337,680
    28,000   SUPERVALU INC.                                  771,400
                                                         -----------
                                                           1,109,080
                                                         -----------
             Consumer Staples-
              Household & Personal Products - 1.35%
     7,500   Alberto-Culver Company                          326,100
                                                         -----------
             Energy - 8.55%
    12,000   ChevronTexaco Corporation                       643,680
    20,900   Crosstex Energy, Inc.                           858,990
     9,000   Kinder Morgan, Inc.                             565,380
                                                         -----------
                                                           2,068,050
                                                         -----------
             Financials-Banks - 2.81%
    10,000   U.S. Bancorp                                    289,000
    10,000   Washington Mutual, Inc.                         390,800
                                                         -----------
                                                             679,800
                                                         -----------
             Financials-Insurance - 10.17%
     5,000   American National Insurance Company             483,950
    12,000   Arthur J. Gallagher & Co.                       397,560
     9,000   Mercury General Corporation                     476,010
    20,000   Montpelier Re Holdings Ltd.                     733,600
     5,000   XL Capital Ltd. - Class A                       369,950
                                                         -----------
                                                           2,461,070
                                                         -----------
             Financials-Real Estate - 5.99%
    20,000   Health Care Property Investors, Inc.            520,000
     8,400   National Health Realty, Inc.                    160,020
    22,000   Plum Creek Timber Company, Inc.                 770,660
                                                         -----------
                                                           1,450,680
                                                         -----------
             Health Care-Pharmaceuticals
              & Biotechnology - 6.61%
    25,000   Bristol-Myers Squibb Company                    591,750
    12,000   Merck & Co., Inc.                               396,000
    20,000   Pfizer Inc.                                     612,000
                                                         -----------
                                                           1,599,750
                                                         -----------
             Health Care-Services - 2.53%
    19,000   Baxter International Inc.                       611,040
                                                         -----------
             Industrials-Capital Goods - 10.66%
     8,000   CLARCOR Inc.                                    381,360
    10,000   Donaldson Company, Inc.                         283,900
     4,000   Illinois Tool Works Inc.                        372,680
    26,000   Pentair, Inc.                                   907,660
    11,000   W.W. Grainger, Inc.                             634,150
                                                         -----------
                                                           2,579,750
                                                         -----------
             Industrials-Commercial
              Services & Supplies - 2.76%
    52,000   ServiceMaster Company (The)                     668,720
                                                         -----------
             Materials - 5.40%
     2,000   AptarGroup, Inc.                                 87,940
    22,000   Bemis Company, Inc.                             584,760
    36,000   RPM International, Inc.                         635,400
                                                         -----------
                                                           1,308,100
                                                         -----------
             Utilities - 4.31%
    18,000   Alliant Energy Corporation                      447,840
    26,000   Duke Energy Corporation                         595,140
                                                         -----------
                                                           1,042,980
                                                         -----------
                  TOTAL COMMON STOCKS
                   (cost $18,662,243)                     22,109,336
                                                         -----------
INVESTMENT COMPANY - 4.18%
             Energy - 4.18%
    40,000   Kayne Anderson MLP Investment Company
              (cost $1,000,000)                            1,012,000
                                                         -----------
SHORT-TERM INVESTMENTS - 4.72%
             Commercial Paper - 3.71%
  $100,000   Household Finance Corporation
              10/07/04, 1.55%                                 99,974
   125,000   General Electric Capital Corporation
              10/12/04, 1.58%                                124,940
   150,000   General Motors Acceptance Corporation
              10/14/04, 1.72%                                149,907
   100,000   Household Finance Corporation
              10/18/04, 1.60%                                 99,924
   275,000   Boston Scientific Corporation
              10/25/04, 1.70%                                274,688
   150,000   Kraft Foods, Inc.
              10/29/04, 1.76%                                149,795
                                                         -----------
                                                             899,228
                                                         -----------
             Variable Rate Demand Note - 1.01%
   243,580   U.S. Bank N.A.
              10/01/04, 1.59%                                243,580
                                                         -----------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $1,142,808)                       1,142,808
                                                         -----------
                  TOTAL INVESTMENTS
                   (cost $20,805,051) - 100.25%           24,264,144
                                                         -----------
             LIABILITIES, NET OF
              OTHER ASSETS - (0.25%)                         (60,910)
                                                         -----------
                  TOTAL NET ASSETS
                   (Basis of percentages
                    disclosed above) - 100%              $24,203,234
                                                         -----------
                                                         -----------

The accompanying notes to financial statements are an integral part of this schedule.
Statement of Assets and Liabilities
September 30, 2004 (unaudited)
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $20,805,051) .....    $24,264,144
                                                                   -----------
    Receivables -
         Dividend and interest ................................         44,531
                                                                   -----------
    Other .....................................................          3,233
                                                                   -----------
              Total assets ....................................     24,311,908
                                                                   -----------
LIABILITIES
    Payables -
         Investment securities purchased ......................         39,896
         Management fee .......................................         30,866
         Other payables and accrued expense ...................         37,912
                                                                   -----------
              Total liabilities ...............................        108,674
                                                                   -----------
              Total net assets ................................    $24,203,234
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF
    Paid in capital ...........................................    $20,661,506
    Net unrealized appreciation on investments ................      3,459,093
    Accumulated net realized loss on investments ..............        (28,900)
    Accumulated undistributed net investment income ...........        111,535
                                                                   -----------
              Total net assets ................................    $24,203,234
                                                                   -----------
                                                                   -----------
NET ASSET VALUE PER SHARE ($.0001 par value,
 500,000,000 shares authorized),
 offering price and redemption price
 ($24,203,234 / 1,892,840 shares outstanding) .................         $12.79
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.
Statement of Operations
For the six months ended September 30, 2004 (unaudited)
-------------------------------------------------------------------------------
INCOME
    Dividend ..................................................     $  288,757
    Interest ..................................................         17,182
                                                                    ----------
         Total income .........................................        305,939
                                                                    ----------
EXPENSES
    Management fee ............................................         79,418
    Legal fees ................................................         24,896
    Registration fees .........................................         18,659
    Audit and tax fees ........................................         10,000
    Accounting system and pricing service fees ................          4,439
    Transfer agent fees .......................................          3,781
    Printing ..................................................          3,711
    Directors' fees ...........................................          1,200
    Postage and mailing .......................................            670
    Custodian fees ............................................            592
    Insurance .................................................            406
    Other operating expenses ..................................          2,889
                                                                    ----------
         Total expenses before reimbursement ..................        150,661
                                                                    ----------
         Reimbursement of expenses by adviser (Note 2) ........        (48,552)
                                                                    ----------
         Total expenses after reimbursement ...................        102,109
                                                                    ----------
         Net investment income ................................        203,830
                                                                    ----------
NET REALIZED GAIN ON INVESTMENTS ..............................      1,054,806
                                                                    ----------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS ..........       (454,276)
                                                                    ----------
    Net realized and unrealized gain on investments ...........        600,530
                                                                    ----------
    Net increase in net assets resulting from operations ......     $  804,360
                                                                    ----------
                                                                    ----------
The accompanying notes to financial statements are an integral part of this statement.
Statements of Changes in Net Assets
For the six months ended September 30, 2004 (unaudited) and the year ended
March 31, 2004
-------------------------------------------------------------------------------
                                               Six Months
                                             Ended 09/30/04            2004
                                             --------------      -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income  .................   $   203,830         $   277,942
    Net realized gain
     on investments ........................     1,054,806           1,275,558
    Change in net unrealized
     appreciation on investments ...........      (454,276)          4,595,954
                                               -----------         -----------
         Net increase in net assets
          resulting from operations ........       804,360           6,149,454
                                               -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income .............      (171,967)           (253,969)
                                               -----------         -----------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (181,942 and 206,048
     shares, respectively) .................     2,272,885           2,326,592
    Reinvestment of distributions
     (13,388 and 22,530
     shares, respectively) .................       164,232             244,032
    Cost of shares redeemed
     (46,130 and 222,516
     shares, respectively) .................      (574,628)         (2,428,422)
                                               -----------         -----------
         Increase in net assets
          derived from capital share
          transactions .....................     1,862,489             142,202
                                               -----------         -----------
         Total increase in net assets ......     2,494,882           6,037,687
                                               -----------         -----------
NET ASSETS
    Beginning of period ....................    21,708,352          15,670,665
                                               -----------         -----------
    End of period (including accumulated
     undistributed net investment income
     of $111,535 and $79,672,
     respectively) .........................   $24,203,234         $21,708,352
                                               -----------         -----------
                                               -----------         -----------

The accompanying notes to financial statements are an integral part of these statements.
Notes to Financial Statements
September 30, 2004 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Equity Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is to produce reasonable income with moderate long-term growth as a secondary consideration.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or in the abscence of any sale on that day, the closing bid price.  For valuating securities traded on the
         NASDAQ market, the Fund uses the NASDAQ Official Closing Price.  Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions are recorded no later than the first business day after the trade date.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
         As of September 30, 2004, the Fund has a capital loss carryforward of approximately $21,000 which expires in 2011. To the extent the Fund has future net realized capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carryforward.

         For the period ended September 30, 2004, the Fund had a tax deferral of wash loss sales of approximately $8,000.
    (e)  Distributions from net investment income are generally declared and paid quarterly.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain
         (loss) on investments and accumulated undistributed net investment income.  Accordingly, at September 30, 2004, no reclassifications were recorded.
         The tax character of distributions paid during the six months ended
         September 30, 2004 and the year ended March 31, 2004 were as follows:
                                            09/30/2004        03/31/2004
                                            ----------        ----------
              Distributions paid from:
              Ordinary income ............   $171,967          $253,969
                                             --------          --------
                                             --------          --------
         As of September 30, 2004, investment cost for federal tax purposes was
         $20,813,068 and the tax basis components of net assets were as follows:
              Unrealized appreciation ....................... $ 4,041,489
              Unrealized depreciation .......................    (590,413)
                                                              -----------
              Net unrealized appreciation ...................   3,451,076
                                                              -----------
              Undistributed ordinary income .................     111,535
              Accumulated realized capital loss .............     (20,883)
              Paid in capital ...............................  20,661,506
                                                              -----------
              Net assets .................................... $24,203,234
                                                              -----------
                                                              -----------
         The differences between book-basis and tax-basis unrealized appreciation (depreciation), undistributed ordinary income and accumulated realized capital loss are attributable primarily to the tax deferral of losses from wash sales.
    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .70% of the average net asset value up to and including $50 million and .60% of the average net asset value in excess of $50 million.  The Adviser has voluntarily agreed to reimburse the Fund for all expenses in excess of .90%
    of annual average net assets.  Under this agreement the Adviser reimbursed
    $48,552 during the period ended September 30, 2004.  Also, the Adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No amounts were paid by the Fund for clerical and administrative services during the period ended September 30, 2004.
(3) Investment Transactions --
    For the period ended September 30, 2004, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $6,321,038 and $4,719,022, respectively.
Historical Record (unaudited)
--------------------------------------------------------------------------------------------------
                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio **     Investment ***
                        -----------  --------------  -------------  --------------  --------------
November 23, 1993 * ....  $10.00        $  --           $  --             --            $10,000
March 31, 1994 .........   10.04         0.0133            --            14.4 times      10,053
March 31, 1995 .........   10.56         0.2810            --            14.6            10,871
March 31, 1996 .........   12.35         0.3370            --            16.8            13,111
March 31, 1997 .........   12.27         0.4527          0.5483          15.9            14,138
March 31, 1998 .........   14.35         0.5014          0.6586          23.0            18,072
March 31, 1999 .........   12.32         0.4843          0.3278          22.0            16,509
March 31, 2000 .........   11.10         0.4447          0.2392          20.6            15,816
March 31, 2001 .........   11.20         0.1980            --            21.0            16,250
March 31, 2002 .........   12.66         0.1697            --            22.4            18,642
March 31, 2003 .........    9.02         0.1920            --            15.6            13,531
March 31, 2004 .........   12.45         0.1486            --            16.1            18,933
September 30, 2004 .....   12.79         0.0957(a)         --            15.8            19,602
  * Date of Initial Public Offering.
 ** Based on latest 12 months accomplished earnings.
*** Assuming reinvestment of all distributions.

(a) Paid $0.0457 on April 30, 2004 to shareholders of record on April 29, 2004.
    Paid $0.0500 on July 26, 2004 to shareholders of record on July 23, 2004.

   Range in quarter end price/earnings ratios
         High                        Low
----------------------     -----------------------
December 31,2000  23.7     December 31, 1994  13.9
INFORMATION ON PROXY VOTING
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-227-5987 (toll-free) or 414-272-6133.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the period from July 1, 2003 to June 30, 2004 is also available on the Fund's website, www.nicholasfunds.com, and the SEC's website, www.sec.gov.
QUARTERLY PORTFOLIO SCHEDULE
------------------------------------------------------------------------------
The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q beginning December 31,
2004.  The Fund's Form N-Q's will be available on the SEC's website at
www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Nicholas Family of Funds
Services Offered
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Self-employed Master Retirement Plan
      * Profit Sharing   * Money Purchase
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (1-800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds (1-800-227-5987).
                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

                  THOMAS J. SAEGER, Executive Vice President

          JEFFREY T. MAY, Senior Vice President, Secretary, Treasurer
                         and Chief Compliance Officer

                   DAVID O. NICHOLAS, Senior Vice President

                    LYNN S. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-272-6133 or 800-227-5987

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                 Independent Registered Public Accounting Firm
                               ERNST & YOUNG LLP
                               Chicago, Illinois

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                       NICHOLAS EQUITY INCOME FUND, INC.
700 North Water Street
Milwaukee, WI 53202
www.nicholasfunds.com
September 30, 2004